Investment Securities	12 Months Ended
Dec. 31, 2017
Investments, Debt and Equity Securities [Abstract]
Investment Securities

Note 2. Investment Securities

The amortized cost and estimated fair value of securities available-for-sale and the corresponding amounts of gross unrealized gains and losses recognized in accumulated other comprehensive income at December 31, 2017 and 2016 were as follows:

		Gross	Gross
	Amortized	Unrealized	Unrealized
2017	Cost	Gains	Losses	Fair Value

Securities available-for-sale
Obligations of U.S. Government agencies	$180,647,580	$—	$4,199,022	$176,448,558
Mortgage-backed securities	213,707,125	43,197	5,327,265	208,423,057
State, County, Municipals	118,786,297	849,364	2,535,126	117,100,535
Other investments	2,865,294	208,933	—	3,074,227

Total	$516,006,296	$1,101,494	$12,061,413	$505,046,377

		Gross	Gross
	Amortized	Unrealized	Unrealized
2016	Cost	Gains	Losses	Fair Value

Securities available-for-sale
Obligations of U.S. Government agencies	$207,080,794	$—	$7,114,186	$199,966,608
Mortgage-backed securities	152,765,924	340,419	4,841,633	148,264,710
State, County, Municipals	150,503,811	1,269,356	6,851,017	144,922,150
Other investments	2,869,761	101,345	—	2,971,106

Total	$513,220,290	$1,711,120	$18,806,836	$496,124,574

The following tables show the gross unrealized losses and fair value of the Company’s investments classified as AFS investments with unrealized losses that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2017 and 2016.

A summary of unrealized loss information for AFS securities, categorized by security type follows (in thousands):

December 31, 2017	Less than 12 months		12 months or more		Total
Description of Securities	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

Obligations of U.S.
Government agencies	$15,681,866	223,535	$160,766,691	3,975,488	$176,448,557	4,199,023
Mortgage backed securities	88,499,852	1,613,091	116,753,236	3,714,175	205,253,088	5,327,266
State, County, Municipal	7,117,600	59,041	66,973,174	2,476,084	74,090,774	2,535,125

Total	$111,299,318	1,895,667	$344,493,101	10,165,747	$455,792,419	12,061,414

December 31, 2016	Less than 12 months		12 months or more		Total
Description of Securities	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

Obligations of U.S.
Government agencies	$195,362,908	6,752,521	$4,603,700	361,665	$199,966,608	7,114,186
Mortgage backed securities	117,437,836	4,182,916	24,353,553	658,717	141,791,389	4,841,633
State, County, Municipal	95,088,225	6,663,280	3,092,183	187,737	98,180,408	6,851,017

Total	$407,888,969	17,598,717	$32,049,436	1,208,119	$439,938,405	18,806,836

Investment Securities.

The Company’s unrealized losses on its Obligations of United States Government agencies, Mortgage backed securities and State, County and Municipal bonds are the result of an upward trend in interest rates, mainly in the mid-term sector. None of the unrealized losses disclosed in the previous table are related to credit deterioration. The Company has determined that none of the securities in this classification are other-than-temporarily impaired at December 31, 2017.

Other Investments.

The Company at December 31, 2017 and 2016, owned an investment in a pooled trust preferred security. In the past the value of the pooled trust preferred security was related to the deterioration of the markets for these types of securities brought about by the lowered credit ratings and past deferrals and defaults of the underlying issuing financial institutions. However, due to the reductions in defaults and deferrals since 2015, the unrealized gain or loss has improved from a $15,425 loss in 2015 to a $101,345 gain in 2016 and then to a $208,933 gain in 2017. The Company owns a senior tranche of this security and therefore has a higher degree of which future deferrals and defaults would be required before the cash flow for the Company’s tranche is negatively impacted. The Company does not intend to sell this security and it is not more likely than not that the Company will be required to sell at a price less than amortized cost prior to maturity. Given these factors, the Company does not consider the investment to be other-than-temporarily impaired at December 31, 2017 or December 31, 2016. This security is not subject to any of the restrictions put forth under the Volcker Rule that was brought about by the passage of the Dodd-Frank Act.

The amortized cost and estimated fair value of securities at December 31, 2017, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

AFS	Amortized Cost	Fair Value
Securities AFS
Due in one year or less	$3,398,727	$3,421,576
Due after one year through five years	75,887,288	74,589,829
Due after five years through ten years	55,691,854	54,740,055
Due after ten years	381,028,427	372,294,917

Total	$516,006,296	$505,046,377

Investment securities with fair values of $223,005,409 and $226,633,330 at December 31, 2017 and December 31, 2016, respectively, were pledged as collateral for public deposits.

Gross realized gains and losses are included in net gains on sales of securities. Total gross realized gains and gross realized losses from the sale of investment securities for each of the years ended December 31 were:

	2017	2016	2015
Gross realized gains	$633,244	$112,881	$142,422
Gross realized losses	528,536	—	124,919

Net realized gains	$104,708	$112,881	$17,503